OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
OPTIONS AND WARRANTS [Text Block]

NOTE 9 – OPTIONS AND WARRANTS

Stock Option Awards

On October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

On May 12, 2014, the Company granted a total of 820,000 stock options to employees and consultants. The stock options are exercisable at the exercise price of $0.15 per share for a period of ten years from the date of grant. 502,500 stock options vested upon the date of grant, 116,250 stock options vest on December 31, 2014, 116,250 stock options vest on December 31, 2014 and 85,000 stock options vest on December 31, 2014.

On May 12, 2014, the Company granted a total of 1,200,000 stock options Steven A. Nickolas and Richard A. Wright ( 600,000 stock options to each). The stock options are exercisable at the exercise price of $0.165 per share for a period of ten years from the date of grant. 1,200,000 stock options vested upon the date of grant.

On May 16, 2014, the Company granted a total of 250,000 stock options to a consultant. The stock options are exercisable at the exercise price of $0.143 per share for a period of ten years from the date of grant. 62,500 stock options vested upon the date of grant, 62,500 stock options vest on December 31, 2014, 62,500 stock options vest on December 31, 2014 and 62,500 stock options vest on December 31, 2014.

On May 21, 2014, the Company granted a total of 6,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.1455 per share for a period of ten years from the date of grant. 3,000,000 stock options vested upon the date of grant and the 3,000,000 stock options will vest on November 21, 2014.

On October 31, 2014, the Company amended the 2013 Equity Incentive Plan to, among other things, increase the number of shares of stock of the company available for the grant of awards under the plan from 20,000,000 shares to 35,000,000 shares.

On October 31, 2014, the Company reduced the exercise price of an aggregate of 6,000,000 stock options granted on October 9, 2013 to Steven P. Nickolas and Richard A. Wright, our directors and executive officers, to $0.15 per share and extended the exercise date to October 9, 2023.

On February 18, 2015, the Company reduced the exercise price of an aggregate of 1,600,000 stock options granted on to Steven P. Nickolas and Richard A. Wright, our directors and executive officers, to $0.115 per share an exercise date to February 18, 2020, with vested immediately.

On February 18, 2015, the Company granted a total of 1,300,000 stock options to employees and consultants. The stock options are exercisable at the exercise price of $0.10 per share for a period of ten years from the date of grant. 887,500 stock options vested by March 31, 2015, 137,500 stock options vest on June 30, 2015, 137,500 stock options vest on September 30, 2015 and 137,500 stock options vest on December 31, 2015.

For the six months ended September 30, 2015 and September 30, 2014 the Company has recognized compensation expense of $892,760 and $2,198,838 respectively, on the stock options granted that vested. The fair value of the unvested shares is $12,192 as of September 30, 2015. The aggregate intrinsic value of these options was $0 at September 30, 2015. Stock option activity summary covering options is presented in the table below:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2014	6,000,000	$0.61	8.8
Granted	17,352,000	$0.14	9.1
Exercised	(182,000)	$0.01	9.5
Expired/Forfeited	(6,000,000)	$-	8.5
Outstanding at March 31, 2015	17,170,000	$0.14	8.5
Granted	-	-	-
Exercised	-	-	-
Expired/Forfeited	-	$-	-
Outstanding at September 30, 2015	17,170,000	0.14	7.7
	17,170,000
Exercisable at September 30, 2015		$0.14	8.5

Warrants

The following is a summary of the status of all of our warrants as of September 30, 2015 and changes during the period ended on that date:

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2014	8,310,415	$0.52
Granted	29,249,253	0.13
Exercised	(14,529,256)	(0.31)
Cancelled	-	0.00
Outstanding at March 31, 2015	23,030,412	0.14
Granted	15,260,014	0.10
Exercised	(1,348,797)	-
Cancelled or Expired	(3,173,568)	-
Outstanding at September 30, 2015	33,768,061	0.11
Warrants exercisable at September 30, 2015	32,051,321	$0.11

The following table summarizes information about stock warrants outstanding and exercisable at September 30, 2015:

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining
	Warrants	Contractual
Exercise Price	Outstanding	Life in Years
$0.1000	20,360,014	2
$0.12500	12,332,472	3.5
$0.1875	953,333	3.5

$0.5500	116,279	3.3
$0.6000	5,963	3.3

The Company agreed to reduce the exercise price of certain existing warrants to $0.10 per share in consideration for the immediate exercise of the existing warrants by the holders. As consideration, the holders were issued new common stock purchase warrants of the Company to purchase up to a number of shares of our common stock equal to the number of existing warrants exercised by the holders, provided that the exercise price of the new warrants will be $0.125 per share.

On August 21, 2014, pursuant to a Warrant Amendment Agreement, the Company issued an aggregate of 9,829,455 shares of the Company’s common stock upon the exercise of Existing Warrants at an exercise price of $0.10 per share for aggregate gross proceeds of $982,945. Simultaneously, the Company issued new warrants to purchase an aggregate of 9,829,455 shares of our common stock with a term of 5 years and exercise price of $0.125 per warrant share. The Company recorded this issuance in additional paid-in capital.

On October 7, 2014, pursuant to a Warrant Amendment Agreement, the Company issued an aggregate of 4,699,800 shares of the Company’s common stock upon exercise of the Existing Warrants at an exercise price of $0.10 per share for aggregate gross proceeds of $469,980. Simultaneously, the Company issued new warrants to purchase an aggregate of 4,699,800 shares of our common stock with a term of 5 years and exercise price of $0.125 per warrant share. The Company recorded this issuance in additional paid-in capital.

On October 22, 2014, the Company entered into a master lease agreement with Veterans Capital Fund, LLC (the “Lessor”) for the secured lease line of credit financing in an amount not to exceed $600,000. The lease is expected to be secured by three new alkaline generating electrolysis system machines. Our wholly-owned subsidiary, Alkaline 88, LLC, and Water Engineering Solutions, LLC acted as co-lessees. Water Engineering Solutions, LLC is an entity that is controlled and owned by our President, Chief Executive Officer, director and major stockholder, Steven P. Nickolas, and our Vice-President, Secretary, Treasurer and director, Richard A. Wright. Pursuant to the master lease agreement, the Lessor agreed to lease to us the equipment described in any equipment schedule signed by us and approved by the Lessor. It is expected that any lease under the master lease agreement will be structured for a three year lease term with fixed monthly lease rental payments based on a monthly lease rate factor of 3.4667% of the Lessor’s capital cost. In connection with the entering into the master lease agreement, the Company also entered into a warrant agreement with the Lessor, pursuant to which the Company agreed to issue a warrant to purchase 3,600,000 shares of our common stock to the Lessor and/or its affiliates at an exercise price of $0.125 per share for a period of five years. 900,000 shares vested.

On February 25, 2015, the Company amended the master lease agreement with Veterans Capital Fund, LLC for the increase in the secured lease line of credit financing to an amount not to exceed $800,000. The lease was secured by new alkaline generating electrolysis system machines by our wholly-owned subsidiary, Alkaline 88, LLC, and Water Engineering Solutions, LLC. Water Engineering Solutions, LLC is an entity that is controlled and owned by our President, Chief Executive Officer, director and major stockholder, Steven P. Nickolas, and our Vice-President, Secretary, Treasurer and director, Richard A. Wright. Pursuant to the master lease agreement, the Lessor agreed to lease to us the equipment described in any equipment schedule signed by us and approved by the Lessor. It is expected that any lease under the master lease agreement will be structured for a three-year lease term with fixed monthly lease rental payments based on a monthly lease rate factor of 3.4667% of the Lessor’s capital cost. In connection with the entering into the master lease agreement, the Company entered into a warrant agreement with the Lessor, pursuant to which the Company agreed to cancel the previous issued warrant for 3,600,000 and issue a warrant to purchase 5,100,000 shares of our common stock to the Lessor and/or its affiliates at an exercise price of $0.10 per share for a period of five years. 900,000 shares vested on October 22, 2014, 665,822 shares on October 28, 2014, 680,277 shares on December 22, 2014, 347,271 shares on February 3, 2015 and 789,940 shares on March 5, 2015. The remaining 905,267 shares will vest on a pro rata basis according to any mounts the Lessor funds pursuant to any lease schedules under the master lease agreement, provided that if we draw on 90% or more of the total lease line under the master lease agreement, then all such shares will be deemed to be vested. The Company recorded the bifurcated value of $309,028 of the warrants issued as additional paid in capital, the value was determine using a Black-Scholes, a level 3 valuation measure.

On June 29, 2015 the Company entered into a $50,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 714,286 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $50,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $12,500 was amortized.

On July 1, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 1, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 1, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 7, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 13, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 17, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 year term of the note. As of September 30, 2015 $6,250 was amortized.

On September 28, 2015 the Company entered into a $75,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 15% annual interest rate, 7 -month term and rights to 1,600,000 warrants with a two year term an exercise price of $0.10 per share and 500,000 shares of restricted stock The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $75,000 was provided and will be amortized over the 7 month term of the note. As of September 30, 2015 $0 was amortized. The fair value of the warrants granted during the period ended September 30, 2015 was estimated at the date of agreement using the Black-Scholes option-pricing model and a level 3 valuation measure, with the following assumptions:

Market value of stock on purchase date	$0.075	to	$0.142
Risk-free interest rate	26%	to	1.42%
Dividend yield		0.00%
Volatility factor	116%	to	161%
Weighted average expected life (years)		2

NOTE 9 – OPTIONS AND WARRANTS

Stock Option Awards

On October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

On May 12, 2014, the Company granted a total of 820,000 stock options to employees and consultants. The stock options are exercisable at the exercise price of $0.15 per share for a period of ten years from the date of grant. 502,500 stock options vested upon the date of grant, 116,250 stock options vest on December 31, 2014, 116,250 stock options vest on December 31, 2014 and 85,000 stock options vest on December 31, 2014.

On May 12, 2014, the Company granted a total of 1,200,000 stock options Steven A. Nickolas and Richard A. Wright ( 600,000 stock options to each). The stock options are exercisable at the exercise price of $0.165 per share for a period of ten years from the date of grant. 1,200,000 stock options vested upon the date of grant.

On May 16, 2014, the Company granted a total of 250,000 stock options to a consultant. The stock options are exercisable at the exercise price of $0.143 per share for a period of ten years from the date of grant. 62,500 stock options vested upon the date of grant, 62,500 stock options vest on December 31, 2014, 62,500 stock options vest on December 31, 2014 and 62,500 stock options vest on December 31, 2014.

On May 21, 2014, the Company granted a total of 6,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.1455 per share for a period of ten years from the date of grant. 3,000,000 stock options vested upon the date of grant and the 3,000,000 stock options will vest on November 21, 2014.

On October 31, 2014, the Company amended the 2013 Equity Incentive Plan to, among other things, increase the number of shares of stock of the company available for the grant of awards under the plan from 20,000,000 shares to 35,000,000 shares.

On October 31, 2014, the Company reduced the exercise price of an aggregate of 6,000,000 stock options granted on October 9, 2013 to Steven P. Nickolas and Richard A. Wright, our directors and executive officers, to $0.15 per share and extended the exercise date to October 9, 2023.

On February 18, 2015, the Company reduced the exercise price of an aggregate of 1,600,000 stock options granted on to Steven P. Nickolas and Richard A. Wright, our directors and executive officers, to $0.115 per share an exercise date to February 18, 2020, with vested immediately.

On February 18, 2015, the Company granted a total of 1,300,000 stock options to employees and consultants. The stock options are exercisable at the exercise price of $0.10 per share for a period of ten years from the date of grant. 887,500 stock options vested by March 31, 2015, 137,500 stock options vest on June 30, 2015, 137,500 stock options vest on September 30, 2015 and 137,500 stock options vest on December 31, 2015.

For the period ended March 31, 2015 and March 31, 2014, the Company has recognized compensation expense of $2,428,782 and $2,225,736, respectively, on the stock options granted that vested. The fair value of the unvested shares is $0 as of March 31, 2015. The aggregate intrinsic value of these options was $38,735 at March 31, 2015. Stock option activity summary covering options is presented in the table below:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2014	6,000,000	$0.61	8.8
Granted	17,352,000	$0.14	9.1
Exercised	(182,000)	$0.01	9.5
Expired/Forfeited	(6,000,000)	$-	8.5
Outstanding at March 31, 2015	17,170,000	$0.14	8.5
Exercisable at March 31, 2015	16,907,500	$0.14	8.5

Warrants

The following is a summary of the status of all of our warrants as of March 31, 2015 and changes during the twelve months ended on that date:

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2014	8,310,415	$0.52
Granted	29,249,253	0.13
Exercised	(14,529,256)	(0.31)
Cancelled	-	0.00
Outstanding at March 31, 2015	23,030,412	0.14
Warrants exercisable at March 31, 2015	21,313,672	$0.14

The following table summarizes information about stock warrants outstanding and exercisable at March 31, 2015:

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining
	Warrants	Contractual
Exercise Price	Outstanding	Life in Years
$0.1000	3,383,260	4.9
$0.1250	16,245,995	4.0
$0.1875	953,333	4.1
$0.2500	2,325,582	1.8
$0.5500	116,279	2.4
$0.6000	5,963.3

The Company agreed to reduce the exercise price of certain existing warrants to $0.10 per share in consideration for the immediate exercise of the existing warrants by the holders. As consideration, the holders were issued new common stock purchase warrants of the Company to purchase up to a number of shares of our common stock equal to the number of existing warrants exercised by the holders, provided that the exercise price of the new warrants will be $0.125 per share.

On August 21, 2014, pursuant to a Warrant Amendment Agreement, the Company issued an aggregate of 9,829,455 shares of the Company’s common stock upon the exercise of Existing Warrants at an exercise price of $0.10 per share for aggregate gross proceeds of $982,945. Simultaneously, the Company issued new warrants to purchase an aggregate of 9,829,455 shares of our common stock with a term of 5 years and exercise price of $0.125 per warrant share. The Company recorded this issuance in additional paid-in capital.

On October 7, 2014, pursuant to a Warrant Amendment Agreement, the Company issued an aggregate of 4,699,800 shares of the Company’s common stock upon exercise of the Existing Warrants at an exercise price of $0.10 per share for aggregate gross proceeds of $469,980. Simultaneously, the Company issued new warrants to purchase an aggregate of 4,699,800 shares of our common stock with a term of 5 years and exercise price of $0.125 per warrant share. The Company recorded this issuance in additional paid-in capital.

On October 22, 2014, the Company entered into a master lease agreement with Veterans Capital Fund, LLC (the “Lessor”) for the secured lease line of credit financing in an amount not to exceed $600,000. The lease is expected to be secured by three new alkaline generating electrolysis system machines. Our wholly-owned subsidiary, Alkaline 88, LLC, and Water Engineering Solutions, LLC acted as co-lessees. Water Engineering Solutions, LLC is an entity that is controlled and owned by our President, Chief Executive Officer, director and major stockholder, Steven P. Nickolas, and our Vice-President, Secretary, Treasurer and director, Richard A. Wright. Pursuant to the master lease agreement, the Lessor agreed to lease to us the equipment described in any equipment schedule signed by us and approved by the Lessor. It is expected that any lease under the master lease agreement will be structured for a three year lease term with fixed monthly lease rental payments based on a monthly lease rate factor of 3.4667% of the Lessor’s capital cost. In connection with the entering into the master lease agreement, the Company also entered into a warrant agreement with the Lessor, pursuant to which the Company agreed to issue a warrant to purchase 3,600,000 shares of our common stock to the Lessor and/or its affiliates at an exercise price of $0.125 per share for a period of five years. 900,000 shares vested.

On February 25, 2015, the Company amended the master lease agreement with Veterans Capital Fund, LLC for the increase in the secured lease line of credit financing to an amount not to exceed $800,000. The lease was secured by new alkaline generating electrolysis system machines by our wholly-owned subsidiary, Alkaline 88, LLC, and Water Engineering Solutions, LLC. Water Engineering Solutions, LLC is an entity that is controlled and owned by our President, Chief Executive Officer, director and major stockholder, Steven P. Nickolas, and our Vice-President, Secretary, Treasurer and director, Richard A. Wright. Pursuant to the master lease agreement, the Lessor agreed to lease to us the equipment described in any equipment schedule signed by us and approved by the Lessor. It is expected that any lease under the master lease agreement will be structured for a three year lease term with fixed monthly lease rental payments based on a monthly lease rate factor of 3.4667% of the Lessor’s capital cost. In connection with the entering into the master lease agreement, the Company entered into a warrant agreement with the Lessor, pursuant to which the Company agreed to cancel the previous issued warrant for 3,600,000 and issue a warrant to purchase 5,100,000 shares of our common stock to the Lessor and/or its affiliates at an exercise price of $0.10 per share for a period of five years. 900,000 shares vested on October 22, 2014, 665,822 shares on October 28, 2014, 680,277 shares on December 22, 2014, 347,271 shares on February 3, 2015 and 789,940 shares on March 5, 2015. The remaining 905,267 shares will vest on a pro rata basis according to any mounts the Lessor funds pursuant to any lease schedules under the master lease agreement, provided that if we draw on 90% or more of the total lease line under the master lease agreement, then all such shares will be deemed to be vested. The Company recorded the bifurcated value of $309,028 of the warrants issued as additional paid in capital, the value was determine using a Black-Scholes, a level 3 valuation measure.

The fair value of the warrants granted during the period ended December 31, 2014 was estimated at the date of master lease agreement using the Black-Scholes option-pricing model and a level 3 valuation measure, with the following assumptions:

Market value of stock on grant date	$0.1245
Risk-free interest rate (1)	1.47%
Dividend yield	0.00%
Volatility factor	165%
Weighted average expected life (years) (2)	5
Expected forfeiture rate	0.00%

The Company evaluated these warrants under (ASC) 870-20 “Debt with Conversion and other Options” and concluded that these leases were debt instruments with detachable warrants. The Company recorded a reduction in capital leases liability based on the bifurcated relative fair value of the vested warrants of $309,028 and the related capital lease payable. The Company will amortize over the terms of the lease. For the period ended March 31, 2015 the Company amortized $43,148 as interest expense related to capital lease discount cost on these warrants.